Related Party Transactions - Founder Shares (Details) - USD ($)					3 Months Ended	6 Months Ended	9 Months Ended
	Jan. 11, 2021	Jan. 06, 2021	Dec. 16, 2020	Jul. 22, 2020	Sep. 30, 2020	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of shares issued							1,100,000
Aggregate purchase price					$ 25,000	$ 25,000
Class B Ordinary shares
Related Party Transaction [Line Items]
Number of shares surrender	900,000		2,875,000
Share dividend		1,150,000
Shares subject to forfeiture		900,000						900,000
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price				$ 25,000
Founder Shares | Class A Ordinary shares
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination				20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Founder Shares | Class B Ordinary shares
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination				20.00%
Founder Shares | Maximum | Class A Ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 18.00
Founder Shares | Minimum | Class A Ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 18.00
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination				20.00%
Founder Shares | Sponsor | Class A Ordinary shares
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination				20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 14.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Threshold period after closing business combination in which the 20 trading days within any 30 trading day period commences				150 days
Founder Shares | Sponsor | Class B Ordinary shares
Related Party Transaction [Line Items]
Number of shares issued				8,625,000
Aggregate purchase price				$ 25,000
Number of shares surrender			2,875,000
Share dividend		1,150,000
Aggregate number of shares owned		6,900,000
Shares subject to forfeiture	0	900,000				0
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Founder Shares | Sponsor | Minimum | Class A Ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 16.00